Earnings per equity share	12 Months Ended
Mar. 31, 2011
Earnings per equity share

29. Earnings per equity share

By a special resolution on July 6, 2011, the shareholders of the Bank approved a stock split resulting in a reduction in the par value of each equity share from Rs. 10.0 to Rs. 2.0 per equity share effective as of July 16, 2011. The number of issued and subscribed equity shares increased to 2,326,128,420 shares of par value Rs. 2.0 each. All share/ADS and per share/ADS data reflect the effect of the stock split retroactively. 1 ADS continues to represent 3 shares.

A reconciliation of the equity shares used in the computation of basic and diluted earnings per equity share has been provided below. Potential equity shares in the nature of ESOPs with average outstanding balance of 22.5 million and 16.4 million were excluded from the calculation of diluted earnings per share for the years ended March 31, 2010 and March 31, 2011, respectively, as these were anti-dilutive for the years.

	As of March 31,
	2009	2010	2011
Weighted average number of equity shares used in computing basic earnings per equity share	2,074,872,790	2,182,197,865	2,309,042,936
Effect of potential equity shares for stock options outstanding	10,589,375	27,045,525	32,879,357

Weighted average number of equity shares used in computing diluted earnings per equity share	2,085,462,165	2,209,243,390	2,341,922,293

The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2009		2010	2011	2011
Basic earnings per share	Rs.	7.28	Rs.11.26	Rs.17.84	US$	0.40
Effect of potential equity shares for stock options outstanding		0.04	0.14	0.25		0.01

Diluted earnings per share	Rs.	7.24	Rs.11.12	Rs.17.59	US$	0.39

Basic earnings per ADS	Rs.	21.84	Rs.33.78	Rs.53.52	US$	1.20
Effect of potential equity shares for stock options outstanding		0.12	0.42	0.75		0.03

Diluted earnings per ADS	Rs.	21.72	Rs.33.36	Rs.52.77	US$	1.17